UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G

OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________ to _________

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person To contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of securitizer: 0001883281

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

LENDBUZZ SECURITIZATION TRUST 2021-1*

(Exact name of issuing entity as specified in its charter)

Brendan Dowdle

(857) 999-0250

Name and telephone number, including area code, of the person To contact in connection with this filing.

*	Lendbuzz Funding LLC, as sponsor/securitizer/depositor, is filing this Form ABS-15G in respect of the issuance of asset-backed securities by the above referenced issuing entity.

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is a third party due diligence report, dated October 12, 2021, obtained by the Securitizer, with respect to certain due diligence services performed by Deloitte & Touche LLP.

EXHIBIT INDEX

Exhibit No.	Description

Exhibit 99.1	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated October 12, 2021.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Lendbuzz Funding LLC	(Securitizer, Depositor or Underwriter)

Dated: October 14, 2021

/s/ George Sclavos	(Signature)
George Sclavos, Chief Financial Officer